Organization and Principal Activities - Schedule of Condensed Consolidated Statements of Operation Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Income before income tax expenses		¥ 259,519	$ 40,725	¥ 1,032,528	¥ 567,026
Share of loss from equity method investments		379,207	59,506	28,414	(2,775)
Net income		583,499	$ 91,565	884,158	468,173
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Third-party revenues		10,897,479		10,738,074	8,293,317
Total cost and expenses	[1]	(10,789,307)		(10,477,605)	(7,954,302)
Others, net		195,202		82,469	129,487
Income before income tax expenses		303,374		342,938	468,502
Income tax expenses		(50,374)		(76,394)	(71,401)
Share of loss from equity method investments		(37)		(817)	(2,775)
Net income		¥ 252,963		¥ 265,727	¥ 394,326

[1]	For the years ended December 31, 2019, 2020 and 2021, VIE service fees were charged by WFOE and other subsidiaries to the VIEs amounting to RMB929.6 million, RMB7,543.2 million and RMB8,664.1 million.